Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Building [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	30 years
Building [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	39 years
Maximum [Member]
Property, Plant and Equipment, Useful Life	7 years
Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Cash Equivalents, at Carrying Value	$ 0	$ 0
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	70.00%
Cash, Uninsured Amount	$ 768,222	567,547
Shipping, Handling and Transportation Costs	2,000,000	2,200,000	$ 2,200,000
Research and Development Expense	1,300,000	1,400,000	1,400,000
Advertising Expense	$ 451,000	$ 522,000	$ 546,000